Stockholders' Equity (Details Narrative) (USD $)	3 Months Ended	12 Months Ended													1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Management Stock Options	Dec. 31, 2012 Convertible Promissory Note	Dec. 31, 2012 Transition Partners Limited	Dec. 31, 2012 Revolving Line of Credit	Dec. 31, 2011 Revolving Line of Credit	Dec. 31, 2012 Subordinated Mezzanine Loan	Dec. 31, 2011 Subordinated Mezzanine Loan	Dec. 31, 2012 Investor Relations Consulting	Dec. 31, 2012 Employees Grants	Dec. 31, 2012 Consultants	Dec. 31, 2012 Warrants Assumed in Merger	Dec. 31, 2012 All Other Options and Warrants	Dec. 31, 2012 Contractor Options	Jan. 31, 2013 Warrant Grants - Microcap Headlines, Inc.
Class Of Stock [Line Items]
Stock options issued		823,757							125,000	54,519	100,000			225,000
Stock options exercise price		$ 0.573							$ 2.25	$ 2.25	$ 2.50
Stock options exercise price, range														$2.25 and $2.50
Stock issued upon conversion of notes payable			329,502
Stock options and warrants vesting period				All are fully vested as of December 31, 2012	All are fully vested as of December 31, 2012		All are fully vested as of December 31, 2012		Vest in 4 equal installment of which 2 are fully vested and the remainder vests 90 to 180 days following publication of report	Vest one third each year through September 2015	Vest equally over a three year period				One-fourth increments. First increment was granted and fully vested on January 1, 2013 and the second was granted and fully vested on April 1, 2013.
Stock warrants granted				123,563		33,401		420,549							100,000
Stock warrants granted exercise price				0.57		0.01		0.01							2.25
Stock options and warrants granted expiration date				Jul. 31, 2015	Jun. 17, 2016		Jun. 15, 2016		Sep. 05, 2017	Sep. 27, 2022	Nov. 30, 2022	May 31, 2014			Jan. 01, 2018
Discount assumption					24.00%		50.00%								24.00%
Risk free interest rate		2.23%					0.36%								0.36%
Risk free interest rate, minimum										0.72%			0.36%	0.62%	0.36%
Risk free interest rate, maximum										1.18%			1.78%	1.78%	0.77%
Weighted average expected terms		5-7 years					3.5 to 3.58 years			5.5-6.5 years			2.58 to 10 years	5-10 years	From 3.25 to 4.75 years
Expected volatility		45.85%					45.94%			43.84%					45.95%
Expected volatility, minimum													43.84%	45.94%
Expected volatility, maximum													48.97%	48.97%
Valuation expenses recognized	$ 50,777									$ 1,999			$ 858,398	$ 199,014
Stock option valuation expense allocated to other income expense	$ 178,844
Stock options assumed in business combination												1,069,587
Stock options expired												17,230
Fair value assumption share price		$ 0.383			$ 2.28		$ 1.50								$ 2.28